RECOVERABLE AMOUNT OF LONG-TERM ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of impairment loss and reversal of impairment loss [abstract]
Schedule of movement of provisions for impairment
The movement of impairment in the UGC is shown below:

Cash Generating Units	12/31/2023	Constitutions (Reversions)	12/31/2024	Constitutions (Reversions)	Write-offs	12/31/2025
Hydroelectrict power units - AXIA Energia	75,344	(75,344)	—	—	—	—
Hydroelectrict power units - AXIA Energia Norte	261,886	(261,886)	—	—	—	—
Hydroelectrict power units - AXIA Energia Nordeste	22,763	(22,763)	—	—	—	—
Hydroelectrict power units - AXIA Energia Sul	105,915	(105,915)	—	—	—	—
Casa Nova	266,255	140,908	407,163	141,492	—	548,655
Coxilha Negra[1]	591,926	(116,087)	475,839	(340,211)	—	135,628
Ibirapuitã	67,674	(36,680)	30,994	(27,705)	—	3,289
Entorno 2	55,687	(55,687)	—	—	—	—
Others	262,037	(320)	261,717	(310)	(181,858)	79,549
	1,709,487	(533,774)	1,175,713	(226,734)	(181,858)	767,121
[1]The reversals was mainly impacted by price curve assumptions, the progression of investments, and the commencement of commercial operations.